Notes on the Consolidated Balance Sheet (Details 1) € in Thousands	6 Months Ended
Jun. 30, 2018 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	€ 2,082
Balance, June 30,	2,194
Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	2,845
Additions	226
Disposals	(2)
Currency translation	2
Balance, June 30,	3,071
Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	763
Additions	115
Disposals	(1)
Balance, June 30,	877
Leasehold improvement
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	186
Balance, June 30,	157
Leasehold improvement | Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	304
Additions	0
Disposals	0
Currency translation	0
Balance, June 30,	304
Leasehold improvement | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	118
Additions	29
Disposals	0
Balance, June 30,	147
Other and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	373
Balance, June 30,	346
Other and office equipment | Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	1,018
Additions	58
Disposals	(2)
Currency translation	2
Balance, June 30,	1,076
Other and office equipment | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	645
Additions	86
Disposals	(1)
Balance, June 30,	730
Property, plant and equipment under construction
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	1,523
Balance, June 30,	1,691
Property, plant and equipment under construction | Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	1,523
Additions	168
Disposals	0
Currency translation	0
Balance, June 30,	1,691
Property, plant and equipment under construction | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	0
Additions	0
Disposals	0
Balance, June 30,	€ 0